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PRUDENTIAL JENNISON 20/20 FOCUS FUND

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Jennison Market Neutral Fund

Prudential Jennison Select Growth Fund

Prudential Real Assets Fund

Prudential Strategic Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 4

Prudential Muni High Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5

Prudential Jennison Conservative Growth Fund

Prudential Small-Cap Value Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

Prudential Absolute Return Bond Fund

Prudential International Real Estate Fund

Prudential Large-Cap Core Equity Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12

Prudential Global Real Estate Fund

Prudential U.S. Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

TARGET ASSET ALLOCATION FUNDS

Target Conservative Allocation Fund

Target Growth Allocation Fund

Target Moderate Allocation Fund

PRUDENTIAL SECTOR FUNDS, INC.

Prudential Financial Services Fund

Prudential Health Sciences Fund

Prudential Utility Fund

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

International Equity Portfolio

Large Capitalization Growth Portfolio

Large Capitalization Value Portfolio

Mortgage-Backed Securities Portfolio

Small Capitalization Growth Portfolio

Small Capitalization Value Portfolio

Total Return Bond Portfolio

Supplement dated December 7, 2011
to the current

Prospectus and Statement of Additional Information of each of the Funds named above

This supplement amends each Fund’s Prospectus and Statement of Additional Information and is in addition to any existing supplement to each Fund’s Prospectus and Statement of Additional Information.

The following is added to the section in the Prospectus captioned “Fund Distributions and Tax Issues” after the header “Tax Issues – Form 1099”:

Cost Basis Reporting. Effective January 1, 2012, mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The new cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Fund’s Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.

The following is added to the section in the Statement of Additional Information captioned “Taxes, Dividends and Distributions” after the sub-section “Sale or Redemption of Shares”:

Cost Basis Reporting. Effective January 1, 2012, mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The new regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. The Fund’s Transfer Agent supports several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the Transfer Agent’s default method, which is average cost, no action is required on your part. For shares acquired on or after January 1, 2012, if you change your cost basis method, the new method will apply to all shares in the account if you request the change prior to the first redemption. If, however, you request the change after the first redemption, the new method will apply to shares acquired on or after the date of the change. Keep in mind that the Fund’s Transfer Agent is not required to report cost basis information to you or the IRS on shares acquired before January 1, 2012. However, the Transfer Agent will provide this information to you, as a service, if its cost basis records are complete for such shares. This information will be separately identified on the Form 1099-B (Proceeds from Broker and Barter Exchange Transactions) sent to you by the Transfer Agent and not transmitted to the IRS.

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